Leases - The Company as Lessee	12 Months Ended
Dec. 31, 2023
Time charterin contracts [Abstract]
Leases - The Company as Lessee
18. Leases – The Company as Lessee
Office lease
In
January 2021, the Company entered into
an
agreement to lease office space from a related party for a period until December 2022 at an amount of EUR 7,000 ($8,279) per month. In January 2023, the
Company entered into a new agreement to lease office space from a related party for a 2-year period at an amount of
EUR 8,000 ($8,855) per month. The Company determined these office leases to be operating leases and recorded the related right-of-use-assets
within operating lease
right-of-use-assets
and the lease liabilities within operating lease liabilities in the accompanying consolidated balance sheets and the lease expense within General and administrative expenses in the accompanying consolidated statement of operations (Note 3).
Lease Disclosures Under ASC 842
Operating lease
right-of-use
assets and lease liabilities as of December 31, 2022 and 2023 as follows:

Description	Location in balance sheet	December 31, 2022	December 31, 2023

Non current assets:
Office leases	Operating lease right-of-use assets	—	$99,379

		—	$99,379

Liabilities:
Office leases	Current portion of operating lease liabilities	—	$71,173

Lease liabilities – current portion		—	$71,173
Office leases	Non-Current portion of operating lease liabilities	—	$28,206

Lease liabilities – non-current portion		—	$28,206

The Operating lease
right-of-use
asset and Operating lease liabilities represent the present value of lease payments for the remaining term of the lease.
The table below presents the components of the Company’s lease expenses:

Description	Location in statement of operations	2021	2022	2023
Lease expense for office leases	General and administrative expenses	97,726	88,326	104,167

The
cash paid for operating leases with terms greater than 12 months for the years ended December 31, 2021, 2022 and 2023 amounted to $97,726, $88,326 and $104,167, respectively.
The table below provides the total amount of lease payments on an undiscounted basis on our office lease greater than 12 months as of December 31, 2023:

Year	Office leases	Total Operating leases
Discount rate	5.6%	5.6%
2023 (undiscounted lease payments)	$107,520	$107,520
Present value of lease liability	99,379	99,379
Lease liabilities - short term	71,173	71,173
Lease liabilities - long term	28,206	28,206
Total lease liabilities	99,379	99,379
Discount based on incremental borrowing rate (Difference between undiscounted lease payments and present value of lease liability)	$8,141	$8,141